UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number   811-21704
                                                    ----------------------------

                               QUADRANT FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        116 WELSH ROAD, HORSHAM, PA 19044
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      CLIFFORD LAI, ONE LIBERTY PLAZA, 165 BROADWAY NEW YORK, NY 10006-1404
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:   215-328-1303
                                                          ---------------

                      Date of fiscal year end: JULY 31, 2005
                                              --------------

                   Date of reporting period:   APRIL 30, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

QUADRANT FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
APRIL 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
                                                                           INTEREST RATE   MATURITY        AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES 47.5%

Chase Commercial Mortgage Securities Corp.
Series 2000-2 Class I *.........................................................   6.65%   07/15/32      $  642,500   $   395,587
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C3 Class J + *......................................................   4.78    07/15/36         275,000       243,783
J P Morgan Chase Commercial Mortgage Securities
Series 2003-C1 Class K * @......................................................   5.08    01/12/37       1,625,000     1,483,922
Series 2003-C1 Class L * @......................................................   5.08    01/12/37       1,200,000       997,625
                                                                                                                      ------------
                                                                                                                        2,481,547
                                                                                                                      ------------
LB-UBS Commercial Mortgage Trust
Series 2002-C2 Class M * @......................................................   5.68    07/15/35         900,000       867,399
Series 2002-C2 Class N * @......................................................   5.68    07/15/35       1,450,000     1,310,743
                                                                                                                      ------------
                                                                                                                        2,178,142
                                                                                                                      ------------
Merrill Lynch Mortgage Trust
Series 2002-MW1 Class H * @.....................................................   5.70    07/12/34         562,500       563,777
Series 2002-MW1 Class J * @.....................................................   5.70    07/12/34         375,000       364,161
                                                                                                                      ------------
                                                                                                                          927,938
                                                                                                                      ------------
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2 Class J *........................................................   4.94    11/15/34         210,000       200,048
Series 2002-C2 Class K *........................................................   4.94    11/15/34         437,500       404,389
Series 2002-C2 Class L *........................................................   4.94    11/15/34         355,000       301,174
Series 2003-C3 Class J *........................................................   4.98    02/15/35         470,000       445,407
                                                                                                                      ------------
                                                                                                                        1,351,018
                                                                                                                      ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost - $7,639,145).............................................................                                        7,578,015
                                                                                                                      ------------

                                                                                                     --------------
COMMON STOCKS 7.1%                                                                                      SHARES
                                                                                                     --------------
Boston Properties, Inc. (REIT)..................................................                             10,000       664,700
Equity Office Properties Trust (REIT)...........................................                             15,000       472,050
                                                                                                                      ------------
                                                                                                                        1,136,750
TOTAL COMMON STOCKS
(Cost - $1,042,345).............................................................                             25,000     1,136,750
                                                                                                                      ------------

PREFERRED STOCKS 58.8%
APARTMENTS 6.0%
Apartment Investment & Management Co., Series U, 7.75% (REIT)...................                             12,634       314,966
Apartment Investment & Management Co., Series T, 8.00% (REIT)...................                              7,581       192,557
Gables Residential Trust, Series D, 7.50% (REIT) ^..............................                             17,581       450,953
                                                                                                                      ------------
                                                                                                                          958,476
DIVERSIFIED 7.6%
Capital Automotive, Series A, 7.50% (REIT)......................................                              4,738       119,161
Cousins Properties, Inc., Series A, 7.75% (REIT)................................                              9,476       239,269
Cousins Properties, Inc., Series B, 7.50% (REIT)................................                             20,000       505,600
ISTAR Financial, Inc., Series F, 7.80% (REIT)...................................                              6,317       162,726
Lexington Corporate Properties Trust, Series B, 8.05% (REIT)....................                              7,581       191,951
                                                                                                                      ------------
                                                                                                                        1,218,707
HEALTH CARE 4.7%
Health Care Reit, Inc., Series D, 7.88% (REIT)..................................                              6,570       167,732
Health Care Reit, Inc., Series F, 7.63% (REIT)..................................                             17,688       447,506
Nationwide Health Properties, Inc., Series A, 7.68% / 9.68% (REIT) (a)..........                              1,263       126,931
                                                                                                                      ------------
                                                                                                                          742,169

See notes to financial statements.

QUADRANT FUND, INC.

APRIL 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS 12.6%

Hospitality Properties, Series B, 8.88% (REIT)..................................                              3,159   $    85,451
Host Marriott Corp., Series E, 8.88% (REIT) ^...................................                             20,000       539,000
Innkeepers USA Trust, Series C, 8.00% (REIT)....................................                             20,134       509,994
Strategic Hotel Capital, Inc., 8.50% (REIT) *...................................                             35,000       873,908
                                                                                                                      ------------
                                                                                                                        2,008,353

OFFICE PROPERTY 13.3%

Alexandria Real Estate, Series C, 8.38%(REIT)...................................                              9,956       264,830
Carramerica Realty Corp., Series E, 7.50% (REIT)................................                             12,634       327,726
Kilroy Realty Corp., Series F, 7.50% (REIT).....................................                             25,000       627,250
Maguire Properties, Inc., Series A, 7.63% (REIT)................................                             26,476       665,871
SL Green Realty Corp., Series C, 7.63% (REIT)...................................                              9,476       241,164
                                                                                                                      ------------
                                                                                                                        2,126,841

REGIONAL MALLS 9.6%

CBL & Associates Properties, Inc., Series C, 7.75% (REIT).......................                             15,161       397,976
The Mills Corp., Series B, 9.00% (REIT).........................................                              3,790        99,829
The Mills Corp., Series C, 9.00% (REIT).........................................                              5,029       132,766
Taubman Centers, Inc., Series G, 8.00% (REIT)...................................                             35,000       896,700
                                                                                                                      ------------
                                                                                                                        1,527,271

SHOPPING CENTERS 4.2%

New Plan Excel Realty Trust, Series D, 7.80% / 9.80% (REIT) (a).................                              7,245       369,269
New Plan Excel Realty Trust, Series E, 7.63% (REIT).............................                              5,054       132,617
Saul Centers, Inc., Series A, 8.00% (REIT)......................................                              6,317       162,726
                                                                                                                      ------------
                                                                                                                          664,612

WAREHOUSE / INDUSTRIALS 0.8%

Eastgroup Properties, Inc., Series D, 7.95% (REIT)..............................                              4,927       130,073

TOTAL PREFERRED STOCKS

(Cost - $9,513,277).............................................................                            355,787     9,376,502
                                                                                                                      ------------

TOTAL INVESTMENTS 113.4%
(Cost - $18,194,767)............................................................                                       18,091,267
LIABILITIES IN EXCESS OF OTHER ASSETS (13.4)%                                                                          (2,141,561)
                                                                                                                      ------------
NET ASSETS 100.0%                                                                                                     $15,949,706
                                                                                                                      ============

@ Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
^    Portion or entire principal amount held as interest rate swap agreements.
+    Variable Rate Security: Interest rate in effect April 30, 2005.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Security is a "step up" security where rate increases or steps up at a predetermined date. Rates shown are current rate and next coupon rate when security steps up.
REIT - Real Estate Investment Trust.


See notes to financial statements.

2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
April 30, 2005

--------------------------------------------------------------------------------


At April 30, 2005, the Fund had the following reverse repurchase agreements outstanding:


                                                                                                                 Maturity
    Face Value          Description                                                                               Amount
-------------------     ------------------------------------------------------------------------------------   -------------
        $  655,000      Bear Stearns, 3.45%,  dated 04/25/05, maturity date 05/25/05                             $  656,883
           421,000      Bear Stearns, 3.45 %, dated 04/25/05, maturity date 05/25/05                                422,210
           827,000      Bear Stearns, 3.50%,  dated 04/25/05, maturity date 05/25/05                                829,412
           274,000      Bear Stearns, 3.45%,  dated 04/25/05, maturity date 05/25/05                                274,788
         1,059,000      JP Morgan Chase, 3.45%,  04/25/05, maturity date 05/25/05                                 1,062,045
                        JP Morgan Chase, 3.55%, dated 04/25/05, maturity date
           677,000      05/25/05                                                                                    679,003
        ===========                                                                                            =============
        $3,913,000
        -----------


                            Maturity Amount, Including Interest Payable                                          $3,924,341
                                                                                                               =============
                            Market Value of Assets Sold Under Agreements                                         $5,587,627
                                                                                                               =============
                                                                                                                      3.48%
                                                                                                               =============



--------------------------------------------------------------------------------
The average daily balance of reverse repurchase agreements outstanding during the period ended April 30, 2005 was approximately $4,060,933 at a weighted average interest rate of 3.34%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $6,232,437, as of February 8, 2005, which was 28.40% of total assets.


As of April 30, 2005, the following swap agreement was outstanding:



                                                                                                                    Net
                            Expiration                                                                           Unrealized
        Notional Amount        Date                                  Description                                Appreciation
     ---------------------- ----------- ---------------------------------------------------------------------- ---------------
          $7,000,000        01/18/2010  Agreement with Wachovia, dated January 18, 2005 to pay semi-annually      $237,074
                                        the notional amount multiplied by 4.075% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.
                                                                                                               ---------------
                                                                                                                  $237,074
                                                                                                               ===============

VALUATION OF INVESTMENTS: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.